Risk Management - Value at risk analysis for trading activities (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Value at risk [Line Items]
Total VaR		₩ 324,327
Fair value concentration of risk market risk management reporting date value at risk
Value at risk [Line Items]
Total VaR	[1]		₩ 19,109
Fair value concentration of risk market risk management value at risk during year | Average
Value at risk [Line Items]
Total VaR	[1]		16,714
Fair value concentration of risk market risk management value at risk during year | Maximum
Value at risk [Line Items]
Total VaR	[1]		27,046
Fair value concentration of risk market risk management value at risk during year | Minimum
Value at risk [Line Items]
Total VaR	[1]		7,324
Interest rate
Value at risk [Line Items]
Total VaR		37,832
Interest rate | Fair value concentration of risk market risk management reporting date value at risk
Value at risk [Line Items]
Total VaR			11,800
Interest rate | Fair value concentration of risk market risk management value at risk during year | Average
Value at risk [Line Items]
Total VaR			8,847
Interest rate | Fair value concentration of risk market risk management value at risk during year | Maximum
Value at risk [Line Items]
Total VaR			11,987
Interest rate | Fair value concentration of risk market risk management value at risk during year | Minimum
Value at risk [Line Items]
Total VaR			4,298
Stock price
Value at risk [Line Items]
Total VaR		9,376
Stock price | Fair value concentration of risk market risk management reporting date value at risk
Value at risk [Line Items]
Total VaR			7,055
Stock price | Fair value concentration of risk market risk management value at risk during year | Average
Value at risk [Line Items]
Total VaR			6,590
Stock price | Fair value concentration of risk market risk management value at risk during year | Maximum
Value at risk [Line Items]
Total VaR			12,448
Stock price | Fair value concentration of risk market risk management value at risk during year | Minimum
Value at risk [Line Items]
Total VaR			1,806
Foreign currencies
Value at risk [Line Items]
Total VaR		₩ 249,044
Foreign currencies | Fair value concentration of risk market risk management reporting date value at risk
Value at risk [Line Items]
Total VaR			17,608
Foreign currencies | Fair value concentration of risk market risk management value at risk during year | Average
Value at risk [Line Items]
Total VaR			14,002
Foreign currencies | Fair value concentration of risk market risk management value at risk during year | Maximum
Value at risk [Line Items]
Total VaR			22,251
Foreign currencies | Fair value concentration of risk market risk management value at risk during year | Minimum
Value at risk [Line Items]
Total VaR			5,421
Diversification | Fair value concentration of risk market risk management reporting date value at risk
Value at risk [Line Items]
Total VaR			(17,354)
Diversification | Fair value concentration of risk market risk management value at risk during year | Average
Value at risk [Line Items]
Total VaR			(12,725)
Diversification | Fair value concentration of risk market risk management value at risk during year | Maximum
Value at risk [Line Items]
Total VaR			(19,640)
Diversification | Fair value concentration of risk market risk management value at risk during year | Minimum
Value at risk [Line Items]
Total VaR			₩ (4,201)

[1]	VaR (Value at Risk): Retention period of 1 day, Maximum expected losses under 99% level of confidence.